August 26, 2016

Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC  20549

Re: Post-Effective Amendment No. 59 to Registration Statement on Form N-1A
       Allianz Variable Insurance Products Trust ("Registrant")
       File Nos. 333-83423 and 811-09491

Ms. Skeens:

Filed herewith is Post-Effective Amendment No. 59 (the "Amendment") to Registrant's registration statement on Form N-1A. The primary purpose of this Amendment is to update disclosure related to comments received by the staff, corresponding to adding class 1 shares to seven existing series of the Registrant, as follows: the AZL International Index Fund, AZL Mid Cap Index Fund, AZL Morgan Stanley Global Real Estate Fund, AZL Pyramis Total Bond Fund, AZL Russell 1000 Growth Index Fund, AZL Russell 1000 Value Index Fund, and the AZL Small Cap Stock Index Fund. A letter responding to staff comments is included with this Post-Effective Amendment.

This Amendment relates solely to the above-listed series of the Registrant. Information contained in the Registrant's registration statement relating to other series of the Registrant is neither amended nor superseded hereby. For the convenience of the staff in reviewing the Amendment, a red-lined courtesy copy of the Amendment is being sent by e-mail to your attention at the Division of Investment Management.

Pursuant to Rule 461 under the Securities Act of 1933, the Registrant and its principal underwriter, Allianz Life Financial Services, LLC, respectfully request that the effective date of the above-referenced Registration Statement be accelerated and that the Registration Statements be declared effective August 31, 2016, or as soon thereafter as may be practicable.

In connection with this request, Registrant acknowledges the following:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and
•	the Registrant will not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Registrant for five years. If you have any questions or comments, please feel free to contact Erik Nelson, Chief Legal Officer for the Trust, at 763/765-7453 or Erik.Nelson@allianzlife.com.
Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. www.allianzlife.com

Allianz Investment Management LLC is a registered investment adviser that is a wholly owned subsidiary of Allianz Life
Insurance Company of North America. This information is confidential and is intended only for the use of the individual(s)
and/or entity/entities named above. This information should not be copied, forwarded, or further disseminated.

Sincerely,

Allianz Variable Insurance Products Trust

By: /s/ Erik Nelson
     ______________________________________________
     Erik Nelson, Chief Legal Officer

Allianz Life Financial Services, LLC

By: /s/ Kristine M. Lord-Krahn
     ______________________________________________
     Kristine M. Lord-Krahn,
     Chief Legal Officer and Secretary

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. www.allianzlife.com

Allianz Investment Management LLC is a registered investment adviser that is a wholly owned subsidiary of Allianz Life
Insurance Company of North America. This information is confidential and is intended only for the use of the individual(s)
and/or entity/entities named above. This information should not be copied, forwarded, or further disseminated.